Share Based Payments	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Payments	SHARE BASED PAYMENTS
On September 7, 2018, the Company's Board of Directors approved a Share Option Scheme. The Share Option Scheme permits the Board of Directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share. The vesting periods of options granted under the Share Option Scheme will be specific to each grant. There is no maximum number of shares authorized for awards of equity share options and authorized, un-issued or treasury shares of the Company may be used to satisfy exercised options.
On September 7, 2018, the Company granted 111,000 share options, with an initial exercise price of $14.30 per share, to an officer and employees in accordance with the terms of the Share Option Scheme. The grant date was determined as the date of resolution of the grant by the Board of Directors. The options vest equally based on three years of continuous service and have a five year contractual term.
On November 1, 2018, the Company granted 30,000 share options, with an initial exercise price of $17.60 per share, to an officer in accordance with the terms of the Share Option Scheme. The grant date was determined as the date of resolution of the grant by the Board of Directors. The options vest equally based on three years of continuous service and have a five year contractual term.
On April 2, 2020, the Company granted 45,000 share options to an officer in accordance with the terms of the Share Option Scheme. The share options have a five year contractual term and will vest equally one third over a three year vesting period. The options have an initial exercise price of: $5.10 for those vesting after one year; $7.60 for those vesting after two years; and $10.20 for those vesting after three years.
The fair value of the granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

	April 2020	September 2018	November 2018
Risk free interest rate	0.39%	2.82%	2.32%
Expected life (years)	5	5	5
Expected volatility	48.8%	32.0%	52.0%
Expected dividend yield	—%	—%	—%
The risk-free interest rate was estimated using the interest rate on five-year NOK treasury zero coupon issues. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in September and November 2018 and April 2020 will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
The following table summarizes the unvested option activity for the year ended December 31, 2020, 2019 and 2018:

	Number of non-vested options	Number of vested options	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Weighted average grant date fair value ($)
At December 31, 2017	—	—	—	0.0	—
Granted during the year	141,000	—	15.00	5.0	15.00
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	—	—	—	0.0	—
At December 31, 2018	141,000	—	15.00	4.6	15.00
Granted during the year	—	—	—	0.0	—
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	—
At December 31, 2019	94,000	47,000	14.90	3.6	15.00
Granted during the year	45,000	—	7.63	5.0	7.63
Converted during the year	—	—	—	0.0	—
Forfeited during the year	—	—	—	0.0	—
Expired during the year	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	—
At December 31, 2020	92,000	94,000	11.61	3.0	13.17
As at December 31, 2020, there was $0.2 million (2019: $0.5 million (2018: $0.7 million)) in unrecognized stock compensation expense related to non-vested options. Stock option compensation expense of $0.3 million was recognized in 2020, within administrative expenses (2019: $0.2 million (2018: $0.1 million)). When a share option is exercised, the Board of Directors can use their right, according to the Bye-laws, to issue new shares or if the Company has treasury shares these can also be used.